Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Interest-bearing Financial Instruments
As at the balance sheet date, the interest rate profile of interest-bearing financial instruments, as reported to the management, was as follows:

	Nominal amount
	2024 US$’000	2023 US$’000	2022 US$’000
Variable rate financial instruments
Financial assets	64,133	69,626	74,213
Financial liabilities	1,122,249	1,251,990	1,716,589
Effect of interest rate swaps	(506,197)	(1,005,586)	(949,047)
	680,185	316,030	841,755

Age Analysis of Trade Receivables and Contract Assets
The age analysis of trade receivables and contract assets is as follows:

	2024 US$’000	2023 US$’000	2022 US$’000
Current (not past due)	199,076	312,744	215,442
Past due 0 to 3 months	68,653	86,920	55,277
Past due for more than 3 months	136,284	108,178	34,776
Less: Allowance for impairment	—	—	—
	404,013	507,842	305,495

Financial Liabilities Based on Contractual Undiscounted Cash Flows
The maturity profile of the Group’s financial liabilities based on contractual undiscounted cash flows is as follows:

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2024
Trade and other payables	312,839	—	—	—
Derivative financial instruments	1,939	—	—	—
Interest payments	55,598	33,239	53,365	15,659
Borrowings	253,803	231,878	92,550	-
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	84,029	48,834	146,842	269,773
	708,208	313,951	292,757	285,432

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2023
Trade and other payables	385,478	—	—	—
Derivative financial instruments	276	—	—	—
Interest payments	60,437	50,567	78,168	31,528
Borrowings	175,900	148,090	228,992	24,386
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	94,071	79,666	198,617	354,043
	716,162	278,323	505,777	409,957

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2022
Trade and other payables	156,218	—	—	—
Derivative financial instruments	93	—	—	—
Interest payments	84,031	70,127	139,534	77,722
Borrowings	105,811	105,811	498,862	21,947
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	217,654	97,635	288,012	455,326
	563,807	273,573	926,408	554,995

Financial Assets Measured at Fair Value
The following tables present assets and liabilities recognised and measured at fair value and classified by level of the following fair value measurement hierarchy:

(1)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

(2)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2); and

(3)	inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	Carrying amount					Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI – equity instruments US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2024
Financial assets measured at fair value
Forward freight agreements	12	1,690	—	—	1,690	—	1,690	—	1,690
Interest rate swaps used for hedging	12	22,935	—	—	22,935	—	22,935	—	22,935
Interest rate caps	12	—	—	—	—	—	—	—	—
Other investments	11	—	—	23,069	23,069	—	—	23,069	23,069
		24,625	—	23,069	47,694
Financial assets not measured at fair value
Loans receivable from joint venture	13	—	64,133	—	64,133
Trade and other receivables, and prepayments[1]	16	—	487,677	—	487,677
Restricted cash	17	—	13,542	—	13,542
Cash at bank and on hand	17	—	195,271	—	195,271
Cash retained in the commercial pools	17	—	88,297	—	88,297
		—	848,920	—	848,920

[1]	Excluding prepayments

		Carrying amount				Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI- equity instrument US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2023
Financial assets measured at fair value
Forward foreign exchange contracts	12	449	—	—	449	—	449	—	449
Forward freight agreements	12	1,512	—	—	1,512	—	1,512	—	1,512
Interest rate swaps used for hedging	12	45,964	—	—	45,964	—	45,964	—	45,964
Other investments	11	—	—	23,953	23,953	—	—	23,953	23,953
		47,925	—	23,953	71,878

Financial assets not measured at fair value
Loans receivable from joint venture	13	—	69,626	—	69,626
Trade and other receivables, and prepayments[1]	16	—	568,436	—	568,436
Restricted cash	17	—	13,381	—	13,381
Cash at bank and on hand	17	—	141,621	—	141,621
Cash retained in the commercial pools	17	—	80,900	—	80,900
		—	873,964	—	873,964

[1]	Excluding prepayments

	Carrying amount					Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI- equity instrument US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2022
Financial assets measured at fair value
Forward foreign exchange contracts	12	438	—	—	438	—	438	—	438
Forward freight agreements	12	308	—	—	308	—	308	—	308
Interest rate swaps used for hedging	12	69,136	—	—	69,136	—	69,136	—	69,136
Interest rate caps	12	726	—	—	726	—	726	—	726
Other investments	11	—	—	3,825	3,825	—	—	3,825	3,825
		70,608	—	3,825	74,433
Financial assets not measured at fair value
Loans receivable from joint ventures	13	—	74,213	—	74,213
Trade and other receivables, and prepayments[1]	16	—	481,507	—	481,507
Restricted cash	17	-	4,780	-	4,780
Cash at bank and on hand	17	—	174,440	—	174,440
Cash retained in the commercial pools	17	—	105,885	—	105,885
		—	840,825	—	840,825

[1]	Excluding prepayments

Financial Liabilities Measured at Fair Value
The following tables present assets and liabilities recognised and measured at fair value and classified by level of the following fair value measurement hierarchy:

(1)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

(2)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2); and

(3)	inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	Carrying amount				Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2024
Financial liabilities measured at fair value
Forward foreign exchange contracts	12	(1,048)	—	(1,048)	—	(1,048)	—	(1,048)
Forward freight agreements	12	(891)	—	(891)	—	(891)	—	(891)
		(1,939)	—	(1,939)
Financial liabilities not measured at fair value
Bank borrowings	20	—	(575,376)	(575,376)
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	20	—	(546,873)	(546,873)
Trade payables	21	—	(312,839)	(312,839)
		—	(1,435,088)	(1,435,088)

		Carrying amount			Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2023
Financial liabilities measured at fair value
Forward freight agreements	12	(276)	—	(276)	—	(276)	—	(276)
Financial liabilities not measured at fair value
Bank borrowings	20	—	(572,511)	(572,511)
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	20	—	(679,479)	(679,479)
Trade payables	21	—	(385,478)	(385,478)
		—	(1,637,468)	(1,637,468)

		Carrying amount			Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2022
Financial liabilities measured at fair value
Forward freight agreements	12	(93)	—	(93)	—	(93)	—	(93)
Financial liabilities not measured at fair value
Bank borrowings	20	—	(726,376)	(726,376)
Sale and leaseback liability (accounted for as financing transaction) and other lease liabilities	20	—	(969,004)	(969,004)
Loan from non-related parties	20	—	(5,429)	(5,429)
Trade payables	21	—	(156,218)	(156,218)
		—	(1,857,027)	(1,857,027)

Reconciliation from Investment in Unquoted Equity Instruments
The following table shows a reconciliation from the opening balances to the closing balances of the Group’s investment in unquoted equity instruments measured at FVOCI using Level 3 fair value measurements:

	2024 US$’000	2023 US$’000	2022 US$’000
Opening balance	23,953	3,825	3,501
Acquisition of equity investments at FVOCI	862	10,408	324
Equity investments at FVOCI – net change in fair value (unrealised)	1,186	9,720	—
Disposal of other investments	(2,932)	—	—
Closing balance	23,069	23,953	3,825